Segmented information - Information on Operations by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Revenue	$ 343,578	$ 366,143	$ 820,803	$ 860,357
Canada
Segment Reporting Information [Line Items]
Revenue	21,633	17,616	40,164	36,902
United States
Segment Reporting Information [Line Items]
Revenue	$ 321,945	$ 348,527	$ 780,639	$ 823,455